FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	£ 180,609	£ 206,771
Derivative financial instruments	24,753	22,051
Loans and advances to banks	10,632	7,001
Loans and advances to customers	454,899	448,567
Reverse repurchase agreements	44,865	54,753
Debt securities	9,926	6,835
Financial assets at amortised cost	520,322	517,156
Reinsurance assets	616	759
Maximum exposure £m
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	73,887	89,146
Derivative financial instruments	24,753	22,051
Loans and advances to banks	10,632	7,001
Loans and advances to customers	454,899	448,567
Reverse repurchase agreements	44,865	54,753
Debt securities	9,926	6,835
Financial assets at amortised cost	520,322	517,156
Financial assets at fair value through other comprehensive income	22,871	27,902
Reinsurance assets	616	759
Off-balance sheet items:
Acceptances and endorsements	58	191
Other items serving as direct credit substitutes	781	510
Performance bonds, including letters of credit, and other transaction-related contingencies	2,147	2,043
Irrevocable commitments and guarantees	74,692	71,158
Off-balance sheet items	77,678	73,902
Maximum exposure to credit risk	720,127	730,916
Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	0	0
Derivative financial instruments	12,330	11,600
Loans and advances to banks	0	0
Loans and advances to customers	2,171	1,506
Reverse repurchase agreements	0	0
Debt securities	0	0
Financial assets at amortised cost	2,171	1,506
Financial assets at fair value through other comprehensive income	0	0
Reinsurance assets	0	0
Off-balance sheet items:
Acceptances and endorsements	0	0
Other items serving as direct credit substitutes	0	0
Performance bonds, including letters of credit, and other transaction-related contingencies	0	0
Irrevocable commitments and guarantees	0	0
Off-balance sheet items	0	0
Maximum exposure to credit risk	14,501	13,106
Net exposure £m
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	73,887	89,146
Derivative financial instruments	12,423	10,451
Loans and advances to banks	10,632	7,001
Loans and advances to customers	452,728	447,061
Reverse repurchase agreements	44,865	54,753
Debt securities	9,926	6,835
Financial assets at amortised cost	518,151	515,650
Financial assets at fair value through other comprehensive income	22,871	27,902
Reinsurance assets	616	759
Off-balance sheet items:
Acceptances and endorsements	58	191
Other items serving as direct credit substitutes	781	510
Performance bonds, including letters of credit, and other transaction-related contingencies	2,147	2,043
Irrevocable commitments and guarantees	74,692	71,158
Off-balance sheet items	77,678	73,902
Maximum exposure to credit risk	705,626	717,810
Loans and advances | Maximum exposure £m
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	24,872	29,538
Loans and advances | Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	0	0
Loans and advances | Net exposure £m
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	24,872	29,538
Debt securities, treasury and other bills | Maximum exposure £m
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	38,109	47,237
Debt securities, treasury and other bills | Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	0	0
Debt securities, treasury and other bills | Net exposure £m
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	38,109	47,237
Contracts held with reinsurers | Maximum exposure £m
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	10,906	12,371
Contracts held with reinsurers | Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	0	0
Contracts held with reinsurers | Net exposure £m
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	£ 10,906	£ 12,371